COMMON STOCK, WARRANTS AND PREFERRED STOCK	12 Months Ended
Sep. 30, 2023
COMMON STOCK, WARRANTS AND PREFERRED STOCK
COMMON STOCK, WARRANTS AND PREFERRED STOCK

NOTE 8 – COMMON STOCK, WARRANTS AND PREFERRED STOCK:

The Company is authorized to issue 500,000,000 common shares.

Private Placements

On August 30, 2023, we closed a non-brokered private placement of the Company to accredited investors at a price of $0.05 per unit. Units consist of one common share and one-half class O warrant shares. We issued 14,570,000 common shares for cash proceeds of $728,500. Finders fees in the amount of $10,100 were paid to licensed brokers and consultants in association with the offering. The warrants have a term of three years and are exercisable at $0.08 per common share.

On May 2, 2022, the Company closed a non-brokered private placement of the Company to accredited investors at a price of $0.25 per common share. The Company issued 18,933,705 common shares for cash proceeds of $4,733,426. Finders fees in the amount of $293,839 and 1,016,022 Series N Warrants were paid and issued, respectively, to licensed brokers and consultants in association with the offering. The warrants have a term of 18 months and are exercisable at $0.25 per common share.

Warrants

Total warrants of 7,285,000 Series O Warrants and 1,016,022 Series N warrants were issued in association with the private placement offerings during the fiscal years ended September 30, 2023 and 2022, respectively. Total warrants of 52,648,876 and 16,271,016 expired during the fiscal years ended September 30, 2023 and 2022, respectively. There were 12,051,022 and 57,414,898 warrants outstanding as of September 30, 2023 and 2022, respectively.

The following is a summary of warrants as of September 30, 2023:

	Shares	Exercise Price ($)	Expiration Date
Series C Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	2,880,867	0.45	October 31, 2022
Outstanding and exercisable at September 30, 2022	2,880,867
Expired	(2,880,867)
Outstanding and exercisable at September 30, 2023	-
Series E Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	6,825,000	0.14	October 29, 2021
Expired	(6,825,000)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series G Warrants: (Issued for Mineral Property Purchase)
Outstanding and exercisable at September 30, 2021	5,000,000	0.24	December 18, 2021
Expired	(5,000,000)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series H Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	5,992,441	0.14	March 22, 2022
Exercised	(1,546,425)
Expired	(4,446,016)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series J Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	3,750,000	0.12	October 15, 2024
Outstanding and exercisable at September 30, 2022	3,750,000
Outstanding and exercisable at September 30, 2023	3,750,000
Series K Warrants: (Issued for Extension of Unsecured Note Payable)
Outstanding and exercisable at September 30, 2021	4,000,000	0.08	January 20, 2023
Outstanding and exercisable at September 30, 2022	4,000,000
Expired	(4,000,000)
Outstanding and exercisable at September 30, 2023	-
Series L Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	33,636,362	0.20	August 15, 2023
Outstanding and exercisable at September 30, 2022	33,636,362
Expired	(33,636,362)
Outstanding and exercisable at September 30, 2023	-
Series M Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	12,131,647	0.30	May 21, 2023
Outstanding and exercisable at September 30, 2022	12,131,647
Expired	(12,131,647)
Outstanding and exercisable at September 30, 2023	-
Series N Warrants: (Issued for Private Placement)
Issued May 2, 2022	1,016,022	0.25	November 2, 2023
Outstanding and exercisable at September 30, 2022	1,016,022
Outstanding and exercisable at September 30, 2023	1,016,022
Series O Warrants: (Issued for Private Placement)
Issued August 30, 2023	7,285,000	0.08	August 31, 2026
Outstanding and exercisable at September 30, 2023	7,285,000

Weighted average remaining contractual term is 2.1 years at September 30, 2023 Warrants outstanding and weighted average exercise price at September 30, 2023	12,051,022	0.11

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, $0.01 par value. The Company’s board of directors is authorized to issue the preferred stock from time to time in series, and is further authorized to establish such series, to fix and determine the variations in the relative rights and preferences as between series, to fix voting rights, if any, for each series, and to allow for the conversion of preferred stock into common stock. There was no preferred stock issued as of September 30, 2023 and 2022.